ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY [Abstract]
Condensed Balance Sheet

Condensed Balance Sheet

In millions of $	Note	As of December 31, 2015

ASSETS
Current assets:
Cash and cash equivalents		0.7
Other current assets		2.2
Amount due from subsidiaries	b	164.3

Total current assets		167.2

Non-current assets:
Intangible assets		0.3
Long-term investment	a	440.2
Other long-term assets		0.8

Total non-current assets		441.3

Total assets		608.5

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other payables		0.8
Amount due to subsidiaries	b	60.5

Total current liabilities		61.3

Non-current liabilities:
Long-term bank borrowings		207.0

Total non-current liabilities		207.0

Total liabilities		268.3

Redeemable ordinary shares (par value $0.0001 per share; 20,070,375 shares issued and outstanding at December 31, 2015)		-

Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,160,675,592 shares issued and outstanding at December 31, 2015)		0.4
Additional paid-in capital		431.1
Accumulated deficit		(20.2)
Accumulated other comprehensive loss		(71.1)

Total shareholders' equity		340.2

Total liabilities, redeemable ordinary shares and shareholders' equity		608.5

Condensed Statement of Comprehensive Income (Loss)

Condensed Statement of Comprehensive Income (Loss)

For the year ended December 31,
In millions of $	2015

Net revenues	-
Cost of revenues	-

Gross profit	-

Operating expenses	7.7

Operating loss	(7.7)

Share of income (loss) from subsidiaries	60.3
Interest expenses - net	(9.3)
Other expenses - net	(0.3)
Exchange income (loss)	0.8

Income (loss) before tax	43.8

Income tax expenses	-

Net income (loss)	43.8

Other comprehensive income (loss), net of tax
Share of other comprehensive income (loss) from subsidiaries	(34.6)

Comprehensive income (loss)	9.2

Condensed Statement of Cash Flows

Condensed Statement of Cash Flows

For the year ended December 31,
In millions of $	2015

Net cash used in operating activities	(14.0)

Net cash used in investing activities	(103.9)

Net cash provided by financing activities	118.2

Net increase (decrease) in cash and cash equivalents	0.3

Cash and cash equivalents at the beginning of year	0.4

Cash and cash equivalents at the end of year	0.7